Losses per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Losses per share	Losses per share
The following table presents our basic and diluted losses per share for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Net income / (loss) for the year	$27,905	$24,490	$(68,521)
Accretion of redeemable non-controlling interest	—	—	(473)
Accretion of Series A non-convertible preferred shares	(14,982)	(13,324)	(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,229)	(15,750)	(15,375)
Accrual of dividends of Series B convertible preferred shares	(499)	(2,000)	(2,000)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$(2,805)	$(6,584)	$(98,253)
Numerator of basic and diluted losses per share	$(2,805)	$(6,584)	$(98,253)
Weighted average common shares outstanding—basic and diluted (1)	81,748	77,170	76,823
Denominator of basic and diluted losses per share	$81,748	$77,170	$76,823
Basic and diluted losses per share	$(0.03)	$(0.09)	$(1.28)
(1)For additional information related to common shares outstanding, see Note 32.

For the year ended December 31, 2024, we excluded 1,002 of outstanding restricted stock units and 386 stock options from the calculations of diluted earnings per share attributable to common shareholders because their effect would have been antidilutive.
For the year ended December 31, 2023, we excluded 775 of outstanding stock awards and 5,405 convertible preferred stock from the calculations of diluted earnings per share attributable to common shareholders because their effect would have been antidilutive.
For the year ended December 31, 2022, we excluded 670 of outstanding stock awards and 5,405 convertible preferred stock from the calculations of diluted earnings per share attributable to common shareholders because their effect would have been antidilutive.
Basic and diluted earnings per share is presented using the two-class method required for participating securities. We consider that our Series B preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to participating securities and the related number of outstanding shares of participating securities are excluded from the computation of basic and diluted net loss per common share. If a dividend is paid on common stock, the holders of Series B preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an if-converted basis). As the holders of our Series B preferred stock do not have contractual obligation to share in the losses of the Company, the net loss attributable to common shareholders for each period is not allocated between common stock and participating securities. Accordingly, preferred stock is excluded from the calculation of basic and diluted net loss per share as the effect would have been antidilutive.